Trade and other receivables - Aging analysis (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 169,156	$ 26,222
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	43,912
31-60
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	11,006	21,603
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 114,238	$ 4,619